UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-6083

Name of Registrant: Vanguard Ohio Tax-Free Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2007– November 30, 2008

Item 1: Reports to Shareholders

>	For the fiscal year ended November 30, 2008, Vanguard Ohio Tax-Exempt Money Market Fund returned 2.40%, exceeding the average return of its peers.
>	Vanguard Ohio Long-Term Tax-Exempt Fund returned –3.61%, which was better than the peer-group average.
>	During the 12-month period, municipal yields were extremely volatile, as spillover from the subprime credit crunch seeped into all corners of the fixed income market.

Contents

Your Fund’s Total Returns	1
President’s Letter	2
Advisor’s Report	8
Ohio Tax-Exempt Money Market Fund	10
Ohio Long-Term Tax-Exempt Fund	24
About Your Fund’s Expenses	42
Glossary	44

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Fiscal Year Ended November 30, 2008
	Ticker	Total
	Symbol	Returns
Vanguard Ohio Tax-Exempt Money Market Fund	VOHXX	2.40%
7-Day SEC Yield: 1.23%
Taxable-Equivalent Yield: 2.02%[1]
Average Ohio Tax-Exempt Money Market Fund[2]		2.03

Vanguard Ohio Long-Term Tax-Exempt Fund	VOHIX	–3.61%
30-Day SEC Yield: 4.39%
Taxable-Equivalent Yield: 7.20%[1]
Barclays Capital 10 Year Municipal Bond Index		–0.42
Average Ohio Municipal Debt Fund[2]		–6.60

Your Fund’s Performance at a Glance
November 30, 2007–November 30, 2008
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Ohio Tax-Exempt Fund
Money Market	$1.00	$1.00	$0.024	$0.000
Long-Term	11.88	10.96	0.506	0.000

1 This calculation, which assumes a typical itemized tax return, is based on the maximum federal tax rate of 35% and the maximum state of Ohio income tax rate. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

2 Derived from data provided by Lipper Inc.

Note: The Barclays Capital bond indexes were formerly known as Lehman Brothers indexes. The change followed Barclays’ acquisition of Lehman's assets in September.

President’s Letter

Dear Shareholder,

Municipal securities experienced unusual volatility during the past 12 months as the global credit crunch reverberated through this typically sedate segment of the fixed income markets.

During this turbulent period, Vanguard Ohio Tax-Exempt Money Market Fund outperformed Vanguard Ohio Long-Term Tax-Exempt Fund, returning 2.40% for the 12 months ended November 30. The fund’s yield at year-end was 1.23% (down from 3.52% a year ago); the taxable-equivalent yield would be 2.02% for investors in the highest income tax bracket. The fund maintained a net asset value of $1 per share, as is expected but not guaranteed.

The Ohio Long-Term Tax-Exempt Fund returned a disappointing –3.61% for the fiscal year. The average return for Ohio municipal funds was –6.60%. As of November 30, the fund’s yield was 4.39% (up from 3.93% a year ago). For investors in the highest income tax bracket, the taxable-equivalent yield was 7.20%.

Please note: Although the funds’ income distributions are expected to be exempt from federal and Ohio state income taxes, a portion of these distributions may be subject to the alternative minimum tax. However, the Ohio Long-Term Tax-Exempt Fund currently owns no bonds that would generate income subject to the AMT.

Amid economic uncertainty, bond investors preferred Treasuries

Credit markets remained unsettled throughout the 12-month period. Bond investors grew increasingly reluctant to lend to corporations and even creditworthy states and municipalities. Instead, investors preferred the liquidity and relative safety of U.S. Treasury securities. This tendency persisted throughout the year and intensified toward the close of the period, as demand for Treasuries drove their prices higher and yields lower. At the end of November, the yield of the shortest-term Treasuries neared 0%, and the yield of the 10-year note dipped below 3% for the first time in five decades, indicating a remarkable level of risk aversion for investors across the maturity spectrum.

The U.S. Federal Reserve Board responded to the credit crisis by creating new lending programs and dramatically easing monetary policy. During the year, the Fed reduced its target for the federal funds rate from 4.50% to 1.00%.

For the 12 months, the broad taxable bond market returned 1.74%; the tax-exempt bond market returned –3.61%.

Stock market weakness was sharp and broad-based

Stock markets worldwide, including the U.S. stock market, registered some of the worst 12-month performances in many years. Stocks were weak throughout the year, but declines accelerated in September as the financial crisis deepened and several large financial

Market Barometer
	Average Annual Total Returns
	Periods Ended November 30, 2008
	One Year	Three Years	Five Years
Bonds
Barclays Capital U.S. Aggregate Bond Index
(Broad taxable market)	1.74%	4.56%	4.10%
Barclays Capital Municipal Bond Index	–3.61	1.66	2.58
Citigroup 3-Month Treasury Bill Index	2.07	3.86	3.11

Stocks
Russell 1000 Index (Large-caps)	–38.98%	–9.10%	–1.43%
Russell 2000 Index (Small-caps)	–37.46	–10.13	–1.65
Dow Jones Wilshire 5000 Index (Entire market)	–38.84	–8.96	–1.16
MSCI All Country World Index ex USA (International)	–48.95	–6.84	3.37

CPI
Consumer Price Index	1.07%	2.44%	2.86%

institutions collapsed, received government assistance, or were taken over by competitors. Market volatility spiked, and daily stock market swings of several percentage points became common.

The effects of the financial crisis, which originated in the fixed income markets, continued to hamper the broader economy. Unemployment increased, consumer confidence declined, and production levels fell. Shortly after the close of the fund’s fiscal year, the National Bureau of Economic Research (the body responsible for dating the nation’s business cycles) confirmed that the U.S. economy had been in recession since December 2007.

For the fund’s fiscal year, the broad U.S. stock market returned –38.84%. International stocks fared worse, returning –48.95%.

Credit crisis weighed on the muni market

A year ago, trouble in the fixed income market seemed largely confined to securities backed by subprime mortgages, which came under severe pressure as the housing market deteriorated. As the depth and extent of the subprime market’s weakness became clear, however, distress spread to just about every segment of the fixed income market, including municipal securities.

Expense Ratios[1]
Your Fund Compared With Its Peer Group

		Peer
Ohio Tax-Exempt Fund	Fund	Group
Money Market	0.10%	0.63%
Long-Term	0.13	1.24

1 The fund expense ratios shown are from the prospectus dated March 28, 2008. For the fiscal year ended November 30, 2008, the expense ratios were 0.11% for the Ohio Tax-Exempt Money Market Fund and 0.13% for the Ohio Long-Term Tax-Exempt Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2007. Peer groups are: for the Ohio Tax-Exempt Money Markey Fund, the Average Ohio Tax-Exempt Money Market Fund; and for the Ohio Long-Term Tax-Exempt Fund, the Average Ohio Municipal Debt Fund.

For the fiscal period, the Ohio Tax-Exempt Money Market Fund returned 2.40% while maintaining a net asset value of $1 per share. The yields of short-term municipal securities fluctuated significantly during the year, as investors veered back and forth between the perceived safety of Treasury bills and the more generous yields available from tax-exempt securities. After rising initially, yields on short-term municipal securities pulled back, and the Ohio Tax-Exempt Money Market Fund’s yield at the end of the period was more than 2 percentage points below its yield at the start.

In October, the Vanguard money market funds, including the Ohio Tax-Exempt Money Market Fund, elected to participate in the U.S. Treasury’s Temporary Guarantee Program for money market funds. In December, the Vanguard money market funds agreed to participate in the extension of this program, which is scheduled to run through April 30, 2009. We have the highest confidence in the stability and liquidity of our money market funds, and we do not believe the funds will ever need support. We reasoned that our participation in the program could help bring stability to the credit markets, a development that would help Vanguard and other money market investors.

Ohio Long-Term Tax-Exempt Fund returned –3.61% for the 12-month period, as the prices of almost all bonds that weren’t issued by the U.S. Treasury declined. Although the fund’s absolute return was generally disappointing, the fund outperformed its peer group by a substantial margin. This difference reflects the commitment of the fund’s advisor, Vanguard Fixed Income Group, to high-quality securities and prudent portfolio management strategies, which helped protect shareholders from the worst of the market’s upheaval during the past year.

Prudent management and low costs have delivered strong returns

Just as they did during the past 12 months, the funds have benefited over the long term from the advisor’s diligent credit analysis, emphasis on high quality and liquidity, and efforts to keep the portfolios’ exposure to interest rate risk generally in line with those of their respective market segments.

For the ten-year period ended November 30, 2008, the Ohio Tax-Exempt Money Market Fund earned an average annual return of 2.49%, compared with the peer-group average of 2.08% for the same period. The fund was aided by its low expenses—a key for short-term investment vehicles, such as money market funds.

The Ohio Long-Term Tax-Exempt Fund earned an average annual return of 4.08% over the decade, which would have transformed a hypothetical initial investment of $10,000 into $14,911. By comparison, the average return for competing funds would have produced a return of $13,082 over the same ten-year period. The Ohio Long-Term Tax-Exempt

Fund also benefited from the skill and strategy of the fund’s experienced advisor, as well as Vanguard’s low costs.

A sensible allocation plan for unsettling times

As stock markets have tumbled, and even typically staid segments of the investment markets such as municipal securities have endured high levels of volatility, the temptation to “do something” has no doubt been strong. Our experience suggests that, more often than not, such an emotional response is counterproductive.

We’ve found that a sensible approach even in turbulent markets—and it’s worth noting that, while extreme, the recent turmoil is not unprecedented—is to determine a mix of stock, bond, and money market funds appropriate for your goals and circumstances, and then stick with it through the good times and bad. A balanced, well-diversified portfolio provides you with some protection from the stock market’s deepest swoons as well as the opportunity to participate in its potential for long-term growth.

Both the Ohio Tax-Exempt Money Market Fund and the Ohio Long-Term Tax-Exempt Fund can play an important role in such a portfolio, particularly for investors in high tax brackets. And, by keeping expenses low, your fund’s advisor enables you to capture more of the return on your investment.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III

President and Chief Executive Officer

December 12, 2008

Details about the Treasury Temporary Guarantee Program for Money Market Funds

The Ohio Tax-Exempt Money Market Fund is participating in the U.S. Treasury’s Temporary Guarantee Program, which provides a guarantee to money market fund shareholders based on the number of shares they owned at the close of business on September 19, 2008. Some details of the program:

• Any increase in the number of shares that an investor held after the close of business on September 19 will not be guaranteed.

• If a customer closes his or her account in the fund, any future investment in the fund will not be guaranteed.

• If the number of shares an investor holds fluctuates over the period, the investor will be covered for either the number of shares held as of the close of business on September 19 or the current amount, whichever is less.

The program will expire on April 30, 2009, unless it is extended by the Treasury.

Total Returns
Ten Years Ended November 30, 2008
	Average Annual Return
		Average
	Vanguard	Competing
Ohio Tax-Exempt Fund	Fund	Fund[1]
Money Market	2.49%	2.08%
Long-Term	4.08	2.72

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

1 Derived from data provided by Lipper Inc.

Advisor’s Report

For the fiscal year ended November 30, 2008, Vanguard Ohio Tax-Exempt Money Market Fund returned 2.40%. Vanguard Ohio Long-Term Tax-Exempt Fund returned –3.61%, as bond prices declined. Both funds outperformed their peers.

The investment environment

Credit-market problems that first surfaced in mid-2007 intensified during the past 12 months, ultimately leading to a severe disruption of the market’s normal lending and borrowing activity. By the end of the period, the Federal Reserve Board had lowered its target for the federal funds rate, a benchmark for short-term rates, to 1.00%, from 4.50% at the start. (On December 16, 2008, after the close of the fiscal period, the Fed established a rate target of 0% to 0.25%.)

As the tentacles of the subprime loan crisis gripped the credit markets, municipal securities (and just about every other fixed income investment) underperformed U.S. Treasuries, which rallied amid a global flight to quality. Weakness in the municipal market also reflected concern about the financial strength of municipal bond insurers and forced selling by investors who had bought municipals with borrowed money. As asset prices declined, these borrowers sold municipals to meet margin requirements. The net effect was to cheapen high-quality tax-exempt bonds to extraordinarily attractive levels, particularly on an after-tax basis.

A by-product of these developments was a sharp drop in the supply of new securities. Outflows experienced by mutual fund

Yields of Municipal Securities
(AAA-Rated General-Obligation Issues)
	November 30,	November 30,
Maturity	2007	2008
2 years	3.18%	2.13%
5 years	3.26	2.93
10 years	3.62	4.02
30 years	4.32	5.38

Source: Vanguard.

companies and a lack of support from other institutional buyers made the placement of new issues difficult. As a result, issuers came to market only on an as-needed basis. During the past 12 months, Ohio issuers brought $11.6 billion in new securities to market, down from $17.8 billion a year ago.

Management of the funds

Vanguard Fixed Income Group has always looked through the insurance wrapper to the underlying quality of the municipal issuer. As the monoline insurers were downgraded, this long-standing approach proved beneficial, limiting our exposure to bonds that were repriced by the market to reflect their lower underlying credit quality. As usual, we maintained a quality bias in our purchases, which helped us to avoid some of the market’s pitfalls for the fiscal year.

In the Long-Term Tax-Exempt Fund, our customary focus on the market’s higher-quality securities enhanced the fund’s performance compared with that of its peer group as investors retreated from risk. During the past 12 months, we kept the fund’s duration (a measure of interest-rate sensitivity) near its typical level.

In the Money Market Fund, our high-quality bias was a source of confidence as the market for short-term securities seized up. This development was exemplified by the breakdown in the auction-rate securities market, which normally gives borrowers the opportunity to finance long-term debts at short-term rates. The demand for high-quality, short-term securities, along with the Fed’s rate cuts, drove down the fund’s 7-day SEC yield over the full 12 months. At the start of the period, the fund’s yield was 3.52%. By the end of the period, the figure was 1.23%.

Outlook

Municipal governments are beginning to feel the effects of the economic slowdown. The contraction has been surprisingly swift and broad-based. Going forward, we will have to pay close attention to credit dynamics. The credit quality of issuers will become more of a focus for the market over the coming year.

We approach the new fiscal year confident that shareholders can rely on the Vanguard Ohio Tax-Exempt Funds’ broad diversification and our experienced credit-research team to take advantage of the opportunities that arise in the municipal market. And as always, the funds’ low expense ratios enhance our clients’ share of the returns produced by these efforts.

Pamela Wisehaupt Tynan, Principal, Portfolio Manager

Marlin G. Brown, Portfolio Manager Vanguard

Fixed Income Group

December 19, 2008

Ohio Tax-Exempt Money Market Fund

Fund Profile

As of November 30, 2008

Financial Attributes

Yield[1]	1.2%
Average Weighted Maturity	43 days
Average Quality[2]	MIG-1
Expense Ratio (11/30/2007)[3]	0.10%

Distribution by Credit Quality[4] (% of portfolio)

MIG-1/A-1+/SP-1+/F-1+	95.2%
P-1/A-1/SP-1/F-1	2.6
AAA/AA	2.2

1 7-day SEC yield. See the Glossary.

2 Moody’s Investors Service.

3 Expense ratio shown is from the prospectus dated March 28, 2008. For the fiscal year ended November 30, 2008, the expense ratio was 0.11%.

4 Ratings: Moody’s Investors Service, Standard & Poor’s, Fitch.

Ohio Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. (For details on the fund’s participation in the U.S. Treasury’s temporary guarantee program, please see the note on page 6.) The annualized yield shown reflects the current earnings of the fund more closely than do the average annual returns.

	Average Annual Total Returns			Final Value
	Periods Ended November 30, 2008			of a $10,000
	One Year	Five Years	Ten Years	Investment
Ohio Tax-Exempt Money Market Fund[1]	2.40%	2.52%	2.49%	$12,792
Average Ohio Tax-Exempt Money Market Fund[2]	2.03	2.06	2.08	12,288

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Derived from data provided by Lipper Inc.

Ohio Tax-Exempt Money Market Fund

Fiscal-Year Total Returns (%): November 30, 1998–November 30, 2008
		Average
		Fund[1]
Fiscal	Total	Total
Year	Return	Return
1999	3.0%	2.8%
2000	4.0	3.6
2001	3.0	2.6
2002	1.4	1.0
2003	0.9	0.6
2004	1.1	0.6
2005	2.2	1.7
2006	3.3	2.8
2007	3.6	3.1
2008	2.4	2.0
7-day SEC yield (11/30/2008): 1.23%

Average Annual Total Returns: Periods Ended September 30, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Ohio Tax-Exempt Money Market Fund[2]	6/18/1990	2.60%	2.47%	2.51%

1 Returns for the Average Ohio Tax-Exempt Money Market Fund are derived from data provided by Lipper Inc.

2 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

Note: See Financial Highlights table for dividend information.

Ohio Tax-Exempt Money Market Fund

Financial Statements

Statement of Net Assets

As of November 30, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (99.2%)
Ohio (98.5%)
	Akron OH BAN	3.000%	6/25/09		7,500	7,537
	Allen County OH Hosp. Fac. Rev.
	(Catholic Healthcare) VRDO	0.900%	12/1/08	LOC	5,540	5,540
	Allen County OH Hosp. Fac. Rev.
	(Catholic Healthcare) VRDO	1.400%	12/1/08	LOC	1,800	1,800
	Allen County OH Hosp. Fac. Rev.
	(Catholic Healthcare) VRDO	1.650%	12/8/08	LOC	11,250	11,250
1	American Muni. Power Ohio Inc. TOB VRDO	1.350%	12/8/08	(12)	10,000	10,000
1	American Muni. Power Ohio Inc. TOB VRDO	1.350%	12/8/08	(12)	9,315	9,315
	Avon OH BAN	2.350%	5/14/09		1,840	1,843
	Avon OH Local School Dist. BAN	3.500%	1/8/09		2,000	2,001
	Beachwood OH BAN	2.250%	12/3/09		1,000	1,005
	Berea OH BAN	2.500%	7/2/09		1,175	1,178
	Brecksville OH BAN	2.350%	7/2/09		2,500	2,504
	Butler County OH BAN	2.250%	8/6/09		5,000	5,017
1	Cincinnati OH City School Dist. GO TOB VRDO	1.030%	12/8/08	(12)	12,485	12,485
1	Cincinnati OH City School Dist. GO TOB VRDO	1.150%	12/8/08	LOC	10,000	10,000
1	Cincinnati OH City School Dist. TOB VRDO	1.440%	12/8/08	(4)	12,600	12,600
1	Cincinnati OH Water System Rev. TOB VRDO	1.400%	12/8/08		5,100	5,100
	Cleveland OH Airport System Rev. VRDO	1.000%	12/8/08	LOC	12,800	12,800
1	Cleveland OH Income Tax Rev. TOB VRDO	1.030%	12/8/08		15,505	15,505
	Cleveland OH Water Works Rev. VRDO	0.900%	12/8/08	LOC	8,500	8,500
	Cleveland OH Water Works Rev. VRDO	3.000%	12/8/08	(4)	11,700	11,700
	Cleveland-Cuyahoga County OH Port Auth. Rev.
	(Euclid Avenue Housing Corp. Project) VRDO	1.030%	12/8/08	LOC	2,750	2,750
	Cleveland-Cuyahoga County OH Port Auth. Rev.
	(Museum of Art) VRDO	0.900%	12/8/08		10,000	10,000
	Cleveland-Cuyahoga County OH Port Auth. Rev.
	(Museum of Art) VRDO	0.900%	12/8/08		7,300	7,300
	Cleveland-Cuyahoga County OH Port Auth. Rev.
	(Museum of Art) VRDO	0.900%	12/8/08		16,700	16,700
	Columbus OH City School Dist. BAN	3.750%	12/11/08		4,000	4,001
1	Columbus OH City School Dist. TOB VRDO	0.980%	12/8/08	LOC	10,230	10,230
1	Columbus OH GO TOB VRDO	1.030%	12/8/08		4,360	4,360
1	Columbus OH GO TOB VRDO	1.060%	12/8/08		6,000	6,000
	Columbus OH Regional Airport Auth. Airport
	Refunding Rev. (Oasbo Expanded Asset
	Program) VRDO	1.020%	12/8/08	LOC	36,735	36,735

Ohio Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Columbus OH Regional Airport Auth. Airport
	Refunding Rev. (Oasbo Expanded Asset
	Program) VRDO	1.020%	12/8/08	LOC	2,600	2,600
1	Columbus OH Sewer Rev. TOB VRDO	0.800%	12/8/08		4,995	4,995
	Cuyahoga County OH Hosp. Rev.
	(Cleveland Clinic Foundation) VRDO	0.800%	12/1/08		19,100	19,100
	Cuyahoga Falls OH BAN	3.750%	12/11/08		3,750	3,750
	Cuyahoga Falls OH BAN	2.750%	12/9/09		4,500	4,558
	Delaware County OH Port Auth. Econ.
	Dev. Rev. (Columbus Zoological Park) VRDO	1.050%	12/8/08	LOC	5,850	5,850
	Delaware County OH Sewer Dist.	4.950%	12/8/08	(Prere.)	1,500	1,567
	Euclid OH BAN	2.375%	12/8/08		5,300	5,307
	Fairfield City OH Police Services Project BAN	3.500%	12/8/08		1,665	1,669
1	Franklin County OH Convention Fac. Rev. TOB VRDO	1.400%	12/8/08		7,585	7,585
	Franklin County OH Hosp. Rev.
	(Nationwide Hosp.) VRDO	0.900%	12/8/08		10,000	10,000
	Franklin County OH Hosp. Rev.
	(OhioHealth Corp.) VRDO	0.790%	12/8/08	LOC	13,170	13,170
	Franklin County OH Hosp. Rev.
	(OhioHealth Corp.) VRDO	0.810%	12/8/08		18,000	18,000
	Franklin County OH Hosp. Rev.
	(U.S. Health Corp.) VRDO	0.780%	12/8/08	LOC	1,025	1,025
	Green City OH BAN	2.750%	7/14/09		8,400	8,443
	Greene County OH BAN	2.600%	8/17/09		9,056	9,056
	Lakewood OH BAN	2.125%	4/16/09		3,750	3,754
1	Lakewood OH City School Dist. GO TOB VRDO	1.780%	12/8/08	(4)	2,665	2,665
	Lancaster Port Auth. Ohio Gas Rev. VRDO	1.000%	12/8/08		19,860	19,860
	Little Miami Ohio Local School Dist. BAN	2.625%	6/4/09		6,000	6,016
	Lorain County OH Hosp. Fac. Rev.
	(EMH Regional Medical Center) VRDO	0.950%	12/8/08	LOC	4,900	4,900
1	Lorain County OH Hosp. Rev.
	(Catholic Healthcare Partners) TOB VRDO	0.930%	12/8/08	(4)	7,715	7,715
	Lorain County OH Port Auth. Educ. Fac.
	(St. Ignatius High School) VRDO	1.010%	12/8/08	LOC	2,250	2,250
	Lorain County OH Sewer System BAN	2.500%	5/14/09		2,800	2,809
	Lucas County OH BAN	3.000%	7/30/09		7,000	7,059
	Lucas County OH Hosp. Rev.
	(ProMedica Health Care) VRDO	1.150%	12/8/08	LOC	5,500	5,500
	Lucas County OH Hosp. Rev.
	(ProMedica Health Care) VRDO	1.150%	12/8/08	LOC	7,800	7,800
	Marysville OH BAN	2.500%	6/3/09		3,835	3,845
	Mason OH BAN	3.000%	3/12/09		2,550	2,555
	Mason OH City School Dist. BAN	2.750%	2/5/09		3,000	3,004
	Mentor OH BAN	2.750%	8/6/09		2,060	2,073
	Miamisburg OH City School Dist. BAN	3.500%	7/28/09		8,250	8,284
1	Montgomery County OH Rev.
	(Catholic Health Initiatives) TOB VRDO	1.780%	12/8/08	(4)	6,970	6,970
	Montgomery County OH Rev.
	(Catholic Health Initiatives) VRDO	0.650%	12/8/08		17,670	17,670
	Montgomery County OH Rev.
	(Catholic Health Initiatives) VRDO	0.830%	12/8/08		6,300	6,300
1	Montgomery County OH Rev. TOB VRDO	1.780%	12/8/08	(4)	4,995	4,995
1	Ohio Air Quality Dev. Rev. TOB VRDO	1.260%	12/8/08	(13)	8,000	8,000
1	Ohio Building Auth. Rev.
	(Adult Correctional Building) TOB VRDO	0.500%	12/8/08		5,850	5,850
1	Ohio Building Auth. Rev. TOB VRDO	1.780%	12/8/08	(4)	2,695	2,695

Ohio Tax-Exempt Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Ohio Common Schools GO	5.000%	3/15/09		2,000	2,016
	Ohio Common Schools GO VRDO	0.400%	12/8/08		10,450	10,450
	Ohio Common Schools GO VRDO	0.950%	12/8/08		12,785	12,785
	Ohio GO	7.625%	8/1/09		4,345	4,531
	Ohio GO	4.000%	9/1/09		7,640	7,736
1	Ohio GO TOB VRDO	0.800%	12/8/08		11,490	11,490
1	Ohio GO TOB VRDO	1.090%	12/8/08		9,400	9,400
1	Ohio GO TOB VRDO	1.400%	12/8/08		1,800	1,800
	Ohio GO VRDO	0.450%	12/8/08		3,400	3,400
	Ohio GO VRDO	0.500%	12/8/08		5,750	5,750
	Ohio Higher Educ. Capital Fac. Rev.	5.500%	12/1/08		10,000	10,000
1	Ohio Higher Educ. Capital Fac. Rev. TOB VRDO	1.060%	12/8/08		4,480	4,480
1	Ohio Higher Educ. Fac. Comm. Rev.
	(Austin) TOB VRDO	0.930%	12/8/08	(13)	5,000	5,000
	Ohio Higher Educ. Fac. Comm. Rev.
	(Case Western Reserve Univ.) CP	1.100%	1/8/09		10,000	10,000
	Ohio Higher Educ. Fac. Comm. Rev.
	(Case Western Reserve Univ.) VRDO	1.300%	12/1/08		6,000	6,000
	Ohio Higher Educ. Fac. Comm. Rev.
	(Case Western Reserve Univ.) VRDO	0.650%	12/8/08		5,995	5,995
	Ohio Higher Educ. Fac. Comm. Rev.
	(Kenyon College) VRDO	0.900%	12/1/08		600	600
	Ohio Higher Educ. Fac. Comm. Rev.
	(Mount Union College) VRDO	1.000%	12/8/08	LOC	1,330	1,330
	Ohio Higher Educ. Fac. Comm. Rev.
	(Northern Univ.) VRDO	0.950%	12/8/08	LOC	8,000	8,000
	Ohio Higher Educ. Fac. Comm. Rev.
	(Oberlin College Project) VRDO	0.500%	12/8/08		5,885	5,885
	Ohio Higher Educ. Fac. Comm. Rev.
	(Oberlin College Project) VRDO	0.500%	12/8/08		2,750	2,750
	Ohio Higher Educ. Fac. Comm. Rev.
	(Oberlin College Project) VRDO	0.500%	12/8/08		10,000	10,000
	Ohio Higher Educ. Fac. Comm. Rev.
	(Univ. Hospitals Health System) VRDO	0.600%	12/8/08	LOC	11,500	11,500
	Ohio Higher Educ. Fac. Comm. Rev.
	(Univ. Hospitals Health System) VRDO	0.760%	12/8/08	LOC	8,600	8,600
	Ohio Higher Educ. Fac. Comm. Rev.
	(Xavier Univ. Project) VRDO	0.550%	12/8/08	LOC	7,310	7,310
	Ohio Higher Educ. Fac. Comm. Rev.
	(Xavier Univ.) VRDO	0.550%	12/8/08	LOC	10,875	10,875
1	Ohio Higher Educ. Fac. Comm. Rev. TOB VRDO	1.030%	12/8/08		6,225	6,225
1	Ohio Housing Finance Agency
	Mortgage Rev. TOB VRDO	1.250%	12/8/08		6,770	6,770
1	Ohio Housing Finance Agency
	Mortgage Rev. TOB VRDO	1.250%	12/8/08		4,745	4,745
1	Ohio Housing Finance Agency
	Mortgage Rev. TOB VRDO	1.280%	12/8/08		4,455	4,455
	Ohio Housing Finance Agency
	Mortgage Rev. VRDO	0.980%	12/8/08		5,780	5,780
	Ohio Housing Finance Agency
	Mortgage Rev. VRDO	1.050%	12/8/08		11,530	11,530
	Ohio Housing Finance Agency
	Mortgage Rev. VRDO	1.140%	12/8/08		5,000	5,000
	Ohio Housing Finance Agency
	Mortgage Rev. VRDO	1.250%	12/8/08		9,040	9,040

Ohio Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Ohio Housing Finance Agency
	Mortgage Rev. VRDO	1.250%	12/8/08	8,580	8,580
	Ohio Housing Finance Agency Mortgage Rev. VRDO	1.300%	12/8/08	8,000	8,000
	Ohio Housing Finance Agency Mortgage Rev. VRDO	1.800%	12/8/08	2,905	2,905
	Ohio Infrastructure Improvement GO VRDO	0.450%	12/8/08	2,425	2,425
	Ohio PCR (Sohio Air British Petroleum Co.) VRDO	0.800%	12/1/08	3,900	3,900
	Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO	1.070%	12/1/08	14,725	14,725
	Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO	1.070%	12/1/08	3,140	3,140
	Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO	1.070%	12/1/08	7,625	7,625
	Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO	1.070%	12/1/08	7,000	7,000
	Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO	1.070%	12/1/08	11,505	11,505
1	Ohio State Higher Educ. Fac. TOB VRDO	1.030%	12/8/08	3,700	3,700
1	Ohio State Higher Educ. TOB VRDO	0.800%	12/8/08 LOC	4,985	4,985
	Ohio State Univ. General Receipts Rev. CP	1.850%	2/9/09	22,400	22,400
	Ohio State Univ. General Receipts Rev. PUT	3.750%	1/14/09	10,000	10,000
1	Ohio State Water Dev. Auth. PCR TOB VRDO	1.030%	12/8/08	5,995	5,995
1	Ohio Turnpike Comm. Turnpike Rev. TOB VRDO	1.470%	12/8/08	16,305	16,305
	Ohio Water Dev. Auth. PCR (FirstEnergy
	Nuclear) VRDO	1.300%	12/8/08 LOC	13,000	13,000
	Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	0.850%	12/8/08 LOC	13,250	13,250
	Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	0.850%	12/8/08 LOC	18,000	18,000
	Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	1.050%	12/8/08 LOC	10,000	10,000
	Ohio Water Dev. Auth. PCR (Ohio Edison Co.) VRDO	5.000%	12/1/08 LOC	4,300	4,300
	Ohio Water Dev. Auth. PCR BAN	3.000%	8/4/09	5,000	5,057
1	Ohio Water Dev. Auth. Rev. (Drinking Water Fund)
	TOB VRDO	1.030%	12/8/08	7,225	7,225
	Ohio Water Dev. Auth. Rev. (Fresh Water) CP	1.800%	12/4/08	10,000	10,000
	Ohio Water Dev. Auth. Rev. (Pure Water) VRDO	1.150%	12/8/08	39,335	39,335
	Ohio Water Dev. Auth. Rev. BAN	4.000%	10/1/09	7,000	7,094
1	Ohio Water Dev. Auth. Rev. TOB VRDO	1.400%	12/8/08	2,700	2,700
	Perrysburg OH BAN	2.125%	5/21/09	2,283	2,285
	Port of Greater Cincinnati Dev. Auth.
	(Sycamore Township Kenwood) VRDO	1.030%	12/8/08 LOC	3,000	3,000
	Portage County OH BAN	3.250%	10/2/09	5,000	5,010
	Shaker Heights OH City School Dist. BAN	2.500%	12/2/08	2,500	2,500
	Shaker Heights OH Urban Renewal BAN	3.650%	4/22/09	4,000	4,012
	Strongsville OH BAN	2.600%	12/11/08	1,725	1,725
	Strongsville OH BAN	3.250%	5/14/09	2,740	2,746
1	Toledo Lucas County OH Port Auth. VRDO	1.030%	12/8/08	5,500	5,500
	Toledo OH City Services Special Assessment VRDO	0.900%	12/8/08 LOC	6,200	6,200
	Toledo OH City Services Special Assessment VRDO	1.040%	12/8/08 LOC	9,000	9,000
	Union Township OH BAN	3.000%	9/15/09	10,000	10,077
	Univ. of Akron OH General Receipts Rev. VRDO	2.000%	12/8/08 (12)	10,000	10,000
	Univ. of Cincinnati OH General Receipts BAN	2.750%	7/21/09	8,950	9,008
	Upper Arlington OH City School Dist. TAN	2.625%	6/25/09	2,500	2,509
	Willoughby OH BAN	3.000%	10/14/09	6,810	6,840

Puerto Rico (0.7%)
	Puerto Rico TRAN	3.000%	7/30/09 LOC	8,000	8,071
Total Tax-Exempt Municipal Bonds (Cost $1,087,862)					1,087,862

Ohio Tax-Exempt Money Market Fund

Market
Value•
($000)
Other Assets and Liabilities (0.8%)
Other Assets	25,729
Liabilities	(17,471)
8,258
Net Assets (100%)
Applicable to 1,096,109,232 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,096,120
Net Asset Value Per Share	$1.00

At November 30, 2008, net assets consisted of:
Amount
($000)
Paid-in Capital	1,096,140
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(20)
Net Assets	1,096,120

•	See Note A in Notes to Financial Statements.

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2008, the aggregate value of these securities was $247,840,000, representing 22.6% of net assets.

See accompanying Notes, which are an integral part of the Financial Statements.

A key to abbreviations and other references follows the Statement of Net Assets.

Ohio Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) National Indemnity Co. (Berkshire Hathaway).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Ohio Tax-Exempt Money Market Fund

Statement of Operations

Year Ended
November 30, 2008
($000)
Investment Income
Income
Interest	28,198
Total Income	28,198
Expenses
The Vanguard Group—Note B
Investment Advisory Services	108
Management and Administrative	703
Marketing and Distribution	303
Money Market Guarantee Program	91
Custodian Fees	7
Auditing Fees	18
Shareholders’ Reports	6
Trustees’ Fees and Expenses	1
Total Expenses	1,237
Net Investment Income	26,961
Realized Net Gain (Loss) on Investment Securities Sold	(21)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	—
Net Increase (Decrease) in Net Assets Resulting from Operations	26,940

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	26,961	38,350
Realized Net Gain (Loss)	(21)	109
Change in Unrealized Appreciation (Depreciation)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	26,940	38,459
Distributions
Net Investment Income	(26,961)	(38,350)
Realized Capital Gain	—	—
Total Distributions	(26,961)	(38,350)
Capital Share Transactions (at $1.00)
Issued	974,567	974,813
Issued in Lieu of Cash Distributions	25,163	35,571
Redeemed	(1,072,018)	(878,352)
Net Increase (Decrease) from Capital Share Transactions	(72,288)	132,032
Total Increase (Decrease)	(72,309)	132,141
Net Assets
Beginning of Period	1,168,429	1,036,288
End of Period	1,096,120	1,168,429

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Tax-Exempt Money Market Fund

Financial Highlights

For a Share Outstanding	Year Ended November 30,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.024	.036	.033	.022	.011
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.024	.036	.033	.022	.011
Distributions
Dividends from Net Investment Income	(.024)	(.036)	(.033)	(.022)	(.011)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.024)	(.036)	(.033)	(.022)	(.011)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	2.40%	3.63%	3.30%	2.21%	1.06%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,096	$1,168	$1,036	$910	$798
Ratio of Total Expenses to
Average Net Assets	0.11%	0.10%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to
Average Net Assets	2.38%	3.57%	3.26%	2.19%	1.06%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard Ohio Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of Ohio.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2 Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended November 30, 2005–2008), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Dividends from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At November 30, 2008, the fund had contributed capital of $117,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.12% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

Ohio Tax-Exempt Money Market Fund

At November 30, 2008, 100% of the fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. On October 7, 2008, the board of trustees approved the fund’s participation in a temporary program introduced by the U.S. Treasury to guarantee the account values of shareholders in a money market fund in the event the fund’s net asset value falls below $0.995 and the fund’s trustees decide to liquidate the fund. The program covers the lesser of a shareholder’s account value on September 19, 2008, or on the date of liquidation. To participate, the fund is required to pay a fee of 0.01% of its net assets as of September 19, 2008, for coverage that lasts until December 18, 2008. The fund is accruing this expense over the period October 7–December 18, 2008. Through November 30, 2008, the fund has accrued $91,000, resulting in a 0.01% increase in the fund’s expense ratio for the year ended November 30, 2008. In December 2008, the U.S. Treasury extended the program through April 30, 2009, and the fund’s trustees approved the fund’s continuing participation in the program. To continue coverage for the period December 19, 2008–April 30, 2009, the fund will be required to pay an additional 0.015% of its net assets as of September 19, 2008.

Ohio Long-Term Tax-Exempt Fund

Fund Profile

As of November 30, 2008

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	254	7,629	44,181
Yield[3]	4.4%	4.8%	4.7%
Yield to Maturity	4.6%[4]	4.8%	4.7%
Average Coupon	4.9%	5.0%	5.0%
Average Effective
Maturity	12.5 years	9.9 years	12.8 years
Average Quality	AA	AA	AA
Average Duration	7.0 years	7.6 years	8.1 years
Expense Ratio
(11/30/2007)[5]	0.13%	—	—
Short-Term Reserves	5.2%	—	—

Volatility Measures[6]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.94	0.99
Beta	1.02	0.98

Distribution by Maturity (% of portfolio)

Under 1 Year	5.9%
1–5 Years	25.3
5–10 Years	16.6
10–20 Years	23.8
20–30 Years	24.1
Over 30 Years	4.3

Distribution by Credit Quality (% of portfolio)

AAA	25.5%
AA	50.3
A	20.1
BBB	3.4
Other	0.7

Investment Focus

1 Barclays Capital 10 Year Municipal Bond Index.

2 Barclays Capital Municipal Bond Index.

3 30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible dates. See the Glossary.

4 Before expenses.

5 Expense ratio shown is from the prospectus dated March 28, 2008. For the fiscal year ended November 30, 2008, the expense ratio was 0.13%.

6 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

Ohio Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 1998–November 30, 2008

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended November 30, 2008			of a $10,000
	One Year	Five Years	Ten Years	Investment
Ohio Long-Term Tax-Exempt Fund[1]	–3.61%	2.34%	4.08%	$14,911
Barclays Capital Municipal Bond Index	–3.61	2.58	4.13	14,991
Barclays Capital 10 Year Municipal Bond Index	–0.42	3.24	4.49	15,510
Average Ohio Municipal Debt Fund[2]	–6.60	1.12	2.72	13,082

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Derived from data provided by Lipper Inc.

Ohio Long-Term Tax-Exempt Fund

Fiscal-Year Total Returns (%): November 30, 1998–November 30, 2008
				Barclays[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1999	–6.9%	4.8%	–2.1%	–0.4%
2000	3.2	5.6	8.8	7.7
2001	3.7	5.2	8.9	8.2
2002	1.8	4.9	6.7	6.7
2003	2.8	4.6	7.4	6.9
2004	–1.0	4.5	3.5	4.0
2005	–1.2	4.4	3.2	3.0
2006	1.6	4.5	6.1	6.2
2007	–1.6	4.3	2.7	3.5
2008	–7.7	4.1	–3.6	–0.4

Average Annual Total Returns: Periods Ended September 30, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Ohio Long-Term Tax-Exempt Fund[2]	6/18/1990	–1.50%	2.60%	–0.50%	4.68%	4.18%

1 Barclays Capital 10 Year Municipal Bond Index.

2 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

Note: See Financial Highlights table for dividend and capital gains information.

Ohio Long-Term Tax-Exempt Fund

Financial Statements

Statement of Net Assets

As of November 30, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.7%)
Ohio (96.0%)
Adams County OH School Dist. GO	5.550%	12/1/09 (1)	1,000	1,003
Akron OH GO	5.500%	12/1/18 (1)	1,315	1,383
Akron OH Income Tax Rev.
(Community Learning Center)	5.000%	12/1/27 (1)	6,300	5,960
Allen County OH Hosp. Fac. Rev.
(Catholic Healthcare) VRDO	0.900%	12/1/08 LOC	8,100	8,100
Allen County OH Hosp. Fac. Rev.
(Catholic Healthcare) VRDO	1.400%	12/1/08 LOC	9,500	9,500
American Muni. Power Ohio Inc.	5.000%	2/15/38	16,385	14,219
American Muni. Power Ohio Inc. (Omega JV)	5.250%	1/1/14 (2)	2,625	2,715
American Muni. Power Ohio Inc. (Omega JV)	5.250%	1/1/15 (2)	2,865	2,963
American Muni. Power Ohio Inc. (Omega JV)	5.250%	1/1/16 (2)	1,015	1,050
American Muni. Power Ohio Inc. Electricity
Purchase Rev.	5.000%	2/1/13	3,000	2,709
Amherst OH Exempt Village School Dist. GO	5.750%	12/1/11 (3)(Prere.)	1,300	1,433
Amherst OH Exempt Village School Dist. GO	5.750%	12/1/11 (3)(Prere.)	1,300	1,433
Avon OH Local School Dist. GO	5.250%	12/1/13 (1)(Prere.)	2,400	2,683
Bowling Green State Univ. Ohio General
Receipts Rev.	5.750%	6/1/10 (3)(Prere.)	2,250	2,405
Bowling Green State Univ. Ohio General
Receipts Rev.	5.750%	6/1/10 (3)(Prere.)	1,190	1,272
Buckeye OH Tobacco Settlement Financing
Corp. Rev.	5.125%	6/1/24	8,180	5,966
Buckeye OH Tobacco Settlement Financing
Corp. Rev.	5.750%	6/1/34	2,500	1,589
Buckeye OH Tobacco Settlement Financing
Corp. Rev.	6.500%	6/1/47	7,750	5,287
Butler County OH GO	5.250%	12/1/12 (Prere.)	1,570	1,744
Butler County OH GO	5.250%	12/1/12 (Prere.)	1,655	1,839
Butler County OH Hosp. Fac. Rev.
(Cincinnati Children’s Hosp.)	5.000%	5/15/31 (1)	5,000	3,779
Butler County OH Sewer System Rev.	5.375%	12/1/09 (3)(Prere.)	1,230	1,294
Butler County OH Waterworks Rev.	5.250%	12/1/21 (2)	4,000	4,057
Canal Winchester OH Local School Dist. GO	5.500%	12/1/11 (3)(Prere.)	805	879
Canal Winchester OH Local School Dist. GO	5.500%	12/1/11 (3)(Prere.)	1,080	1,179
Canal Winchester OH Local School Dist. GO	5.500%	12/1/11 (3)(Prere.)	950	1,037
Canal Winchester OH Local School Dist. GO	5.000%	6/1/15 (1)(Prere.)	3,030	3,348
Centerville OH City School Dist. GO	5.000%	12/1/30 (4)	9,260	8,867
Chillicothe OH City School Dist.	5.250%	12/1/14 (3)(Prere.)	1,745	1,965

Ohio Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Cincinnati OH City School Dist. Classroom Fac.
	Construction & Improvement	5.250%	12/1/28 (1)	4,000	3,913
	Cincinnati OH City School Dist. GO	5.375%	12/1/11 (1)(Prere.)	3,350	3,656
	Cincinnati OH City School Dist. Improvement GO	5.000%	12/15/32 (4)	1,000	899
	Cincinnati OH Econ. Dev. Rev. (Baldwin)	4.875%	11/1/38	7,870	6,801
	Cincinnati OH Water System Rev.	5.500%	6/1/11 (Prere.)	1,380	1,490
	Cincinnati OH Water System Rev.	5.500%	6/1/11 (Prere.)	2,000	2,159
	Cincinnati OH Water System Rev.	5.000%	12/1/23 (1)	6,000	6,017
	Cincinnati OH Water System Rev.	5.000%	12/1/32	4,000	3,771
	Cleveland OH Airport System Rev.	5.000%	1/1/31 (4)	7,575	6,604
	Cleveland OH GO	5.375%	9/1/10 (2)	1,000	1,041
	Cleveland OH GO	5.500%	12/1/10 (3)(Prere.)	1,415	1,529
	Cleveland OH GO	5.500%	12/1/10 (3)(Prere.)	1,135	1,226
	Cleveland OH GO	5.500%	12/1/11 (1)	1,340	1,420
	Cleveland OH GO	5.375%	9/1/12 (2)	1,000	1,057
	Cleveland OH GO	5.250%	8/1/13 (3)(Prere.)	2,400	2,669
	Cleveland OH GO	5.500%	10/1/20 (2)	7,350	7,853
	Cleveland OH GO	5.000%	10/1/21 (2)	2,920	2,945
	Cleveland OH GO	5.500%	10/1/22 (2)	3,870	4,087
	Cleveland OH Income Tax Rev.	5.000%	10/1/29 (12)	7,180	6,670
	Cleveland OH Public Power System Rev.	5.000%	11/15/28 (1)	1,250	1,123
	Cleveland OH Public Power System Rev.	0.000%	11/15/33 (1)	6,895	1,366
	Cleveland OH School Dist. GO	0.000%	12/1/08 (3)(ETM)	400	400
	Cleveland OH State Univ. Rev.	5.250%	6/1/19 (1)	2,825	2,886
	Cleveland OH State Univ. Rev.	5.000%	6/1/30 (1)	5,000	4,378
	Cleveland OH Water Works Rev.	5.500%	1/1/21 (1)	9,635	9,484
1	Columbus OH City School Dist. School Fac.
	Construction & Improvement GO	5.250%	12/1/14 (4)(Prere.)	2,390	2,691
	Columbus OH City School Dist. School Fac.
	Construction & Improvement GO	5.250%	12/1/14 (4)(Prere.)	2,070	2,331
	Columbus OH GO	5.000%	12/15/13	5,000	5,466
	Columbus OH GO	5.000%	9/1/16	9,225	10,094
	Columbus OH Sewer Rev.	5.000%	6/1/28	4,005	3,874
	Columbus OH Sewer Rev.	4.500%	6/1/29	8,000	6,928
	Columbus OH Sewer Rev.	4.250%	6/1/30	1,740	1,413
	Columbus OH Sewer Rev.	5.000%	6/1/31	4,000	3,793
	Cuyahoga County OH (Capital Improvement) GO	5.750%	12/1/10 (Prere.)	2,000	2,152
	Cuyahoga County OH (Capital Improvement) GO	5.750%	12/1/10 (Prere.)	2,000	2,152
	Cuyahoga County OH (Capital Improvement) GO	5.750%	12/1/10 (Prere.)	1,710	1,840
	Cuyahoga County OH (Capital Improvement) GO	5.750%	12/1/10 (Prere.)	2,000	2,152
	Cuyahoga County OH Hosp. Rev. (Cleveland
	Clinic Foundation)	6.000%	1/1/32	10,000	9,417
	Defiance OH Waterworks System GO	5.650%	12/1/08 (2)(Prere.)	1,130	1,153
	Erie County OH Hosp. Fac. Rev. (Firelands
	Regional Medical Center)	5.500%	8/15/22	1,750	1,545
	Erie County OH Hosp. Fac. Rev. (Firelands
	Regional Medical Center)	5.250%	8/15/46	11,080	7,799
	Fairborn OH City School Dist. School
	Improvement GO	5.500%	12/1/16 (1)	1,840	1,944
	Fairborn OH City School Dist. School
	Improvement GO	5.375%	12/1/20 (1)	1,200	1,222
	Fairfield County OH Hosp. Rev. (Lancaster-
	Fairfield Hosp.)	5.375%	6/15/15 (1)	3,000	3,167
	Franklin County OH GO	5.000%	12/1/31	7,500	7,251
	Franklin County OH Hosp. Rev. (Nationwide
	Childrens)	4.750%	11/1/28	1,500	1,215

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Franklin County OH Hosp. Rev. (Trinity Health
Credit Group)	5.000%	6/1/19	4,035	3,857
Franklin County OH Hosp. Rev. (Trinity Health
Credit Group)	5.000%	6/1/21	4,465	4,112
Gallia County OH Hosp. Rev. (Holzer
Medical Center)	5.125%	10/1/13 (2)	2,000	1,943
Gallia County OH Local School Dist.	5.000%	12/1/26 (4)	2,075	2,048
Gallia County OH Local School Dist.	5.000%	12/1/27 (4)	2,180	2,141
Gallia County OH Local School Dist.	5.000%	12/1/30 (4)	5,000	4,788
Gallia County OH Local School Dist.	5.000%	12/1/33 (4)	5,000	4,714
Gallipolis Ohio City School Dist. (School Fac.)	5.000%	12/1/30 (1)	4,040	3,669
Garfield Heights OH City School Dist. School
Improvement GO	5.500%	12/15/11 (1)(Prere.)	1,640	1,797
Greater Cleveland OH Regional Transp. Auth. GO	5.375%	12/1/08 (3)(Prere.)	1,665	1,682
Greene County OH Sewer System Rev.	5.000%	12/1/22 (4)	4,470	4,267
Greene County OH Sewer System Rev.	5.000%	12/1/23 (4)	4,695	4,444
Greene County OH Sewer System Rev.	5.000%	12/1/24 (4)	5,050	4,732
Greene County OH Sewer System Rev.	5.000%	12/1/25 (4)	5,000	4,648
Hamilton County OH Convention Center Fac.
Auth. Rev. Second Lien	5.250%	6/1/14 (3)(Prere.)	1,270	1,419
Hamilton County OH Convention Center Fac.
Auth. Rev. Second Lien	5.250%	12/1/20 (1)	1,185	1,215
Hamilton County OH Convention Center Fac.
Auth. Rev. Second Lien	5.250%	12/1/21 (1)	1,245	1,268
Hamilton County OH Convention Center Fac.
Auth. Rev. Second Lien	5.250%	12/1/23 (1)	1,380	1,389
Hamilton County OH Convention Center Fac.
Auth. Rev. Second Lien	5.250%	12/1/24 (3)	185	186
Hamilton County OH Econ. Dev. Rev. (King
Highland Community Urban)	5.250%	6/1/28 (1)	7,290	6,890
Hamilton County OH Hosp. Fac. Rev.
(Cincinnati Children’s Hosp.)	5.200%	5/15/09 (1)	695	703
Hamilton County OH Hosp. Fac. Rev.
(Cincinnati Children’s Hosp.)	5.500%	5/15/19 (1)	2,865	2,827
Hamilton County OH Hosp. Fac. Rev.
(Cincinnati Children’s Hosp.)	5.500%	5/15/20 (1)	3,020	2,921
Hamilton County OH Sales Tax Rev.	5.000%	12/1/25 (2)	5,000	4,285
Hamilton County OH Sales Tax Rev.	5.000%	12/1/26 (2)	5,000	4,244
Hamilton County OH Sales Tax Rev.	5.000%	12/1/32 (4)	5,000	4,551
Hamilton County OH Sewer System Rev.	5.450%	12/1/09 (1)	3,250	3,346
Hamilton County OH Sewer System Rev.	5.625%	6/1/10 (1)(Prere.)	965	1,030
Hamilton County OH Sewer System Rev.	5.625%	6/1/10 (1)(Prere.)	755	805
Hamilton County OH Sewer System Rev.	5.250%	12/1/11 (1)(Prere.)	1,355	1,474
Hamilton County OH Sewer System Rev.	5.250%	12/1/11 (1)(Prere.)	1,000	1,088
Hamilton County OH Sewer System Rev.	5.000%	12/1/31 (1)	5,300	4,859
Hamilton OH City School Dist. GO	5.000%	12/1/26 (4)	3,070	3,031
Hamilton OH City School Dist. GO	5.000%	12/1/28 (4)	5,000	4,858
Hamilton OH City School Dist. GO	5.000%	12/1/34 (4)	2,250	2,110
Highland OH Local School Dist.
School Improvement GO	5.750%	12/1/11 (4)(Prere.)	1,510	1,664
Hilliard OH School Dist. GO	0.000%	12/1/12 (1)	3,220	2,777
Hilliard OH School Dist. GO	0.000%	12/1/13 (1)	3,220	2,647
Hilliard OH School Dist. GO	0.000%	12/1/14 (1)	2,720	2,126
Hilliard OH School Dist. GO	0.000%	12/1/15 (1)	3,720	2,757
Hilliard OH School Dist. GO	5.250%	12/1/16 (1)	2,000	2,119
Hilliard OH School Dist. GO	5.000%	12/1/27 (1)	2,895	2,768

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Huron County OH Hosp. Fac. Rev.
(Fisher-Titus Medical Center)	5.250%	12/1/37	4,825	3,758
Indian Hill OH Exempt Village School
Dist. Hamilton County GO	5.500%	12/1/11 (Prere.)	1,295	1,418
Jackson OH Local School Dist. Stark & Summit
Counties Construction & Improvement	5.250%	6/1/14 (3)(Prere.)	4,350	4,861
Lake Ohio Local School Dist. Stark County OH GO	5.750%	12/1/10 (3)(Prere.)	1,000	1,076
Logan Hocking OH Local School Dist. GO	5.500%	12/1/11 (1)(Prere.)	1,675	1,834
Lorain County OH GO	5.500%	12/1/22 (1)	1,500	1,523
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.000%	4/1/15 (4)	5,200	5,435
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.400%	10/1/21	4,000	3,819
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.000%	4/1/33 (4)	5,000	4,416
Lucas County OH Hosp. Rev.	5.000%	11/15/38	5,000	3,956
Lucas County OH Hosp. Rev.
(ProMedica Health Care)	5.750%	11/15/14 (1)	640	640
Lucas County OH Hosp. Rev.
(ProMedica Health Care)	5.750%	11/15/14 (1)(ETM)	5,360	5,375
Lucas County OH Hosp. Rev.
(ProMedica Health Care)	5.625%	11/15/15 (2)	2,500	2,530
Lucas County OH Hosp. Rev.
(ProMedica Health Care)	5.625%	11/15/17 (2)	2,075	2,072
Mad River OH Local School Dist. GO	5.750%	12/1/12 (3)(Prere.)	1,195	1,340
Marysville OH Exempt Village School Dist. COP	5.250%	6/1/15 (1)(Prere.)	2,095	2,360
Marysville OH Exempt Village School Dist. COP	5.250%	6/1/15 (1)(Prere.)	2,140	2,411
Marysville OH Exempt Village School Dist. COP	5.250%	6/1/15 (1)(Prere.)	3,000	3,379
Marysville OH Exempt Village School Dist. COP	5.250%	6/1/15 (1)(Prere.)	2,035	2,292
Marysville OH WasteWater Treatment
System Rev.	5.000%	12/1/31 (10)	2,720	2,173
Mason OH City School Dist. School
Improvement GO	5.000%	12/1/35	2,000	1,860
Medina OH School Dist. COP	5.250%	12/1/37 (12)	7,210	6,666
Miami Univ. of Ohio General Receipts Refunding	5.250%	12/1/20 (2)	2,000	2,025
Middletown OH City School Dist. GO	5.000%	12/1/23 (4)	5,345	5,279
Milford OH Exempt Village School Dist.
School Improvement GO	6.000%	12/1/11 (4)(Prere.)	1,425	1,581
Milford OH Exempt Village School Dist.
School Improvement GO	6.000%	12/1/11 (4)(Prere.)	1,600	1,775
Montgomery County OH Rev.
(Catholic Health Initiatives)	5.500%	9/1/11 (Prere.)	3,270	3,556
Montgomery County OH Rev.
(Catholic Health Initiatives)	5.000%	5/1/30	7,630	6,233
Montgomery County OH Rev.
(Catholic Health Initiatives)	5.000%	10/1/41 (4)	5,000	4,318
New Albany Plain OH Local School Dist. GO	5.500%	6/1/12 (3)(Prere.)	500	551
New Albany Plain OH Local School Dist. GO	5.500%	12/1/17 (3)	675	716
Nordonia Hills OH Local School Dist. GO	0.000%	12/1/11 (2)	1,200	1,083
Nordonia Hills OH Local School Dist. GO	0.000%	12/1/12 (2)	1,700	1,458
North Olmsted OH GO (Library Improvement)	5.500%	12/1/10 (3)(Prere.)	1,355	1,451
Oak Hills OH Local School Dist. GO	7.200%	12/1/09 (1)	510	518
Ohio Building Auth. Rev.
(Adult Correctional Building)	5.000%	10/1/11 (1)	5,000	5,298
Ohio Building Auth. Rev. (State Fac. Art Building)	5.500%	4/1/11 (Prere.)	1,500	1,615
Ohio Building Auth. Rev. (State Fac. Art Building)	5.500%	4/1/11 (Prere.)	1,585	1,706

Ohio Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Ohio Building Auth. Rev. (State Fac. Highway
	Safety Building Fund)	5.500%	10/1/17 (4)	1,305	1,385
	Ohio Building Auth. Rev. (State Fac. Highway
	Safety Building Fund)	5.500%	10/1/18 (4)	1,380	1,447
	Ohio GO	5.000%	9/15/11	5,715	6,094
	Ohio GO	5.500%	11/1/14	4,185	4,678
	Ohio GO	4.500%	9/15/22 (1)	5,000	4,727
2	Ohio GO TOB VRDO	1.400%	12/8/08	4,835	4,835
	Ohio Higher Educ. Capital Fac. Rev.	5.000%	8/1/11 (2)	6,110	6,462
3	Ohio Higher Educ. Fac. Comm. Rev.	5.750%	5/1/28	5,000	4,662
	Ohio Higher Educ. Fac. Comm. Rev.
	(Case Western Reserve Univ.)	5.000%	12/1/13 (Prere.)	3,885	4,297
	Ohio Higher Educ. Fac. Comm. Rev.
	(Case Western Reserve Univ.)	5.250%	12/1/26 (1)	3,520	3,496
	Ohio Higher Educ. Fac. Comm. Rev.
	(Case Western Reserve Univ.)	5.000%	12/1/27 (2)	2,115	1,958
	Ohio Higher Educ. Fac. Comm. Rev.
	(Case Western Reserve Univ.) VRDO	1.300%	12/1/08	1,300	1,300
	Ohio Higher Educ. Fac. Comm. Rev.
	(Cleveland Health Clinic)	5.125%	1/1/28	5,000	4,423
	Ohio Higher Educ. Fac. Comm. Rev.
	(Cleveland Health Clinic)	5.250%	1/1/29	5,000	4,464
	Ohio Higher Educ. Fac. Comm. Rev.
	(Denison Univ.)	5.500%	11/1/11 (Prere.)	1,000	1,102
	Ohio Higher Educ. Fac. Comm. Rev.
	(Denison Univ.)	5.000%	11/1/26	5,815	5,674
	Ohio Higher Educ. Fac. Comm. Rev.
	(Denison Univ.)	5.000%	11/1/32	3,000	2,809
	Ohio Higher Educ. Fac. Comm. Rev.
	(John Carroll Univ.)	5.850%	4/1/09 (1)(Prere.)	2,875	2,979
	Ohio Higher Educ. Fac. Comm. Rev.
	(John Carroll Univ.)	5.000%	4/1/32	3,415	2,818
	Ohio Higher Educ. Fac. Comm. Rev.
	(Kenyon College)	5.000%	7/1/41	4,500	3,825
	Ohio Higher Educ. Fac. Comm. Rev.
	(Kenyon College) VRDO	0.900%	12/1/08	8,600	8,600
	Ohio Higher Educ. Fac. Comm. Rev.
	(Northern Univ.)	5.000%	5/1/26	5,275	4,586
	Ohio Higher Educ. Fac. Comm. Rev.
	(Oberlin College)	5.000%	10/1/33	5,000	4,663
	Ohio Higher Educ. Fac. Comm. Rev.
	(Univ. Hospitals Health System)	5.250%	1/15/46	16,500	11,505
	Ohio Higher Educ. Fac. Comm. Rev.
	(Univ. of Dayton)	5.375%	12/1/16 (2)	1,795	1,891
	Ohio Highway Capital Improvements Rev.	5.000%	5/1/11	2,800	2,975
	Ohio Housing Finance Agency Mortgage Rev.	5.250%	9/1/28	5,000	4,591
	Ohio Housing Finance Agency Mortgage Rev.	6.200%	9/1/33	7,500	7,525
	Ohio State Univ. General Receipts Rev.	5.250%	6/1/23	3,000	3,023
	Ohio Turnpike Comm. Turnpike Rev.	5.500%	2/15/18	3,150	3,273
	Ohio Turnpike Comm. Turnpike Rev.	5.500%	2/15/19	2,235	2,322
	Ohio Turnpike Comm. Turnpike Rev.	5.500%	2/15/20	1,570	1,622
	Ohio Turnpike Comm. Turnpike Rev.	5.500%	2/15/24 (1)	5,000	5,209
	Ohio Water Dev. Auth. PCR	5.500%	6/1/23	2,155	2,296
	Ohio Water Dev. Auth. Rev. (Fresh Water
	Improvement)	5.375%	6/1/12 (Prere.)	2,170	2,382

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio Water Dev. Auth. Rev. (Fresh Water
Improvement)	5.375%	6/1/12 (Prere.)	2,735	3,002
Ohio Water Dev. Auth. Rev. (Fresh Water
Improvement)	5.375%	6/1/12 (Prere.)	2,100	2,305
Ohio Water Dev. Auth. Rev. (Fresh Water
Improvement)	5.500%	12/1/22	4,690	5,048
Ohio Water Dev. Auth. Rev. (Fresh Water
Improvement)	5.500%	6/1/23	1,225	1,313
Ohio Water Dev. Auth. Rev. (Fresh Water
Improvement)	5.500%	12/1/23	1,115	1,197
Ohio Water Dev. Auth. Rev. (Pure Water)	7.000%	12/1/09 (2)(ETM)	310	318
Ohio Water Dev. Auth. Rev. (Pure Water) VRDO	1.150%	12/8/08	7,460	7,460
Olentangy OH Local School Dist. GO	5.500%	6/1/12 (4)(Prere.)	1,200	1,317
Olentangy OH Local School Dist. GO	5.000%	6/1/16 (4)(Prere.)	1,235	1,360
Olentangy OH Local School Dist. GO	5.500%	12/1/16 (4)	30	32
Olentangy OH Local School Dist. GO	5.000%	12/1/30 (4)	3,765	3,605
Olentangy OH Local School Dist. School Fac.
Construction & Improvement	5.250%	6/1/14 (3)(Prere.)	1,400	1,556
Olentangy OH Local School Dist. School Fac.
Construction & Improvement	5.500%	6/1/14 (3)(Prere.)	1,300	1,461
Olentangy OH Local School Dist. School Fac.
Construction & Improvement	5.500%	6/1/14 (3)(Prere.)	2,750	3,091
Reynoldsburg OH School Dist. GO	0.000%	12/1/09 (1)	1,465	1,424
Reynoldsburg OH School Dist. GO	0.000%	12/1/10 (1)	1,465	1,361
Richland County OH GO	6.950%	12/1/11 (2)	450	452
Richland County OH GO	5.400%	12/1/15 (2)	1,120	1,123
Rocky River OH City School Dist. GO	5.375%	12/1/17	2,200	2,354
Ross County OH Hosp. Fac. Rev.
(Adena Health System)	5.750%	12/1/35	3,000	2,510
Scioto County OH Hosp. Rev. (Southern Ohio
Medical Center)	5.500%	2/15/28	9,000	7,502
Shawnee State Univ. Ohio General Receipts Rev.	5.000%	6/1/34 (1)	5,470	4,346
Sugarcreek OH Local School Dist. GO	5.250%	12/1/13 (1)(Prere.)	1,215	1,356
Summit County OH GO	6.250%	12/1/10 (3)(Prere.)	1,420	1,555
Summit County OH GO	6.500%	12/1/10 (3)(Prere.)	2,000	2,200
Summit County OH GO	5.750%	12/1/12 (3)(Prere.)	1,800	2,034
Summit County OH GO	5.750%	12/1/12 (3)(Prere.)	1,420	1,605
Summit County OH GO	5.750%	12/1/12 (3)(Prere.)	1,595	1,802
Summit County OH GO	5.750%	12/1/12 (3)(Prere.)	1,910	2,158
Summit County OH GO	5.750%	12/1/12 (3)(Prere.)	2,020	2,283
Summit County OH Sanitary Sewer System
Improvement GO	5.500%	12/1/11 (3)(Prere.)	1,015	1,121
Tallmadge OH City School Dist.	5.000%	12/1/28 (4)	3,030	2,869
Teays Valley OH Local School Dist. GO	5.000%	12/1/27 (1)	3,040	2,949
Tri Valley OH Local School Dist. GO	5.500%	12/1/16 (1)	1,255	1,354
Tri Valley OH Local School Dist. GO	5.500%	12/1/19 (1)	1,785	1,875
Univ. of Akron OH General Receipts Rev.	5.500%	1/1/10 (3)(Prere.)	2,545	2,673
Univ. of Akron OH General Receipts Rev.	5.000%	1/1/33 (4)	2,000	1,791
Univ. of Akron OH General Receipts Rev.	5.000%	1/1/38 (4)	4,000	3,517
Univ. of Cincinnati OH COP	5.500%	6/1/14 (1)	1,000	1,028
Univ. of Cincinnati OH General Receipts	5.750%	6/1/11 (3)(Prere.)	1,500	1,645
Univ. of Cincinnati OH General Receipts	5.750%	6/1/11 (3)(Prere.)	1,285	1,410
Univ. of Cincinnati OH General Receipts	5.750%	6/1/11 (3)(Prere.)	2,500	2,742
Univ. of Cincinnati OH General Receipts	5.375%	6/1/12 (Prere.)	2,000	2,192
Univ. of Cincinnati OH General Receipts	5.375%	6/1/12 (Prere.)	2,595	2,845
Univ. of Cincinnati OH General Receipts	5.375%	6/1/12 (Prere.)	2,880	3,157

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Univ. of Cincinnati OH General Receipts	5.000%	6/1/28 (1)	5,000	4,586
Univ. of Toledo OH General Receipts	5.250%	6/1/11 (3)(Prere.)	1,080	1,161
Westerville OH City School Dist. GO	5.500%	6/1/11 (1)(Prere.)	2,000	2,157
Westerville OH City School Dist. GO	5.500%	6/1/11 (1)(Prere.)	1,225	1,321
Woodridge OH School Dist. GO	6.800%	12/1/14 (2)	1,765	1,936
Wooster OH School Dist. GO	0.000%	12/1/09 (4)	2,195	2,146
Wooster OH School Dist. GO	0.000%	12/1/10 (4)	2,265	2,127
Wooster OH School Dist. GO	0.000%	12/1/11 (4)	2,315	2,086

Puerto Rico (2.4%)
Puerto Rico GO	5.500%	7/1/20 (1)	1,600	1,466
Puerto Rico GO	5.500%	7/1/29	1,500	1,266
Puerto Rico GO	5.000%	7/1/34	740	541
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/14 (Prere.)	3,400	3,777
Puerto Rico Muni. Finance Agency	5.250%	8/1/19 (4)	3,000	2,980
Puerto Rico Muni. Finance Agency	5.250%	8/1/20 (4)	2,500	2,441
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.500%	7/1/21 (1)	2,000	1,811
Puerto Rico Public Finance Corp.	5.500%	2/1/12 (Prere.)	995	1,077
Puerto Rico Public Finance Corp.	5.500%	2/1/12 (Prere.)	3,005	3,254
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (ETM)	305	339

Virgin Islands (0.3%)
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/17	2,000	1,824
Total Tax-Exempt Municipal Bonds (Cost $816,054)				771,749
Other Assets and Liabilities (1.3%)
Other Assets				17,673
Liabilities				(7,399)
				10,274
Net Assets (100%)
Applicable to 71,380,688 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				782,023
Net Asset Value Per Share				$10.96

At November 30, 2008, net assets consisted of:
Amount
($000)
Paid-in Capital	833,380
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(6,281)
Unrealized Appreciation (Depreciation)
Investment Securities	(44,305)
Futures Contracts	(771)
Net Assets	782,023

•	See Note A in Notes to Financial Statements.

1 Securities with a value of $1,317,000 have been segregated as initial margin for open futures contracts.

2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2008, the value of this security represented 0.6% of net assets.

3 Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of November 30, 2008. See accompanying Notes, which are an integral part of the Financial Statements.

A key to abbreviations and other references follows the Statement of Net Assets.

Ohio Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) National Indemnity Co. (Berkshire Hathaway).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Ohio Long-Term Tax-Exempt Fund

Statement of Operations

Year Ended
November 30, 2008
($000)
Investment Income
Income
Interest	35,073
Total Income	35,073
Expenses
The Vanguard Group—Note B
Investment Advisory Services	74
Management and Administrative	726
Marketing and Distribution	193
Custodian Fees	8
Auditing Fees	23
Shareholders’ Reports	8
Trustees’ Fees and Expenses	1
Total Expenses	1,033
Expenses Paid Indirectly	(15)
Net Expenses	1,018
Net Investment Income	34,055
Realized Net Gain (Loss)
Investment Securities Sold	(1,740)
Futures Contracts	(1,567)
Realized Net Gain (Loss)	(3,307)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(60,738)
Futures Contracts	(938)
Change in Unrealized Appreciation (Depreciation)	(61,676)
Net Increase (Decrease) in Net Assets Resulting from Operations	(30,928)

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	34,055	28,322
Realized Net Gain (Loss)	(3,307)	(1,788)
Change in Unrealized Appreciation (Depreciation)	(61,676)	(7,609)
Net Increase (Decrease) in Net Assets Resulting from Operations	(30,928)	18,925
Distributions
Net Investment Income	(34,055)	(28,322)
Realized Capital Gain[1]	—	(1,798)
Total Distributions	(34,055)	(30,120)
Capital Share Transactions
Issued	261,291	213,999
Issued in Lieu of Cash Distributions	24,105	21,579
Redeemed	(159,236)	(98,407)
Net Increase (Decrease) from Capital Share Transactions	126,160	137,171
Total Increase (Decrease)	61,177	125,976
Net Assets
Beginning of Period	720,846	594,870
End of Period	782,023	720,846

1 Includes fiscal 2008 and 2007 short-term gain distributions totaling $0 and $303,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund

Financial Highlights

For a Share Outstanding	Year Ended November 30,
Throughout Each Period	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$11.88	$12.11	$12.00	$12.24	$12.45
Investment Operations
Net Investment Income	.506	.510	.521	.527	.544
Net Realized and Unrealized Gain (Loss)
on Investments	(.920)	(.194)	.191	(.140)	(.118)
Total from Investment Operations	(.414)	.316	.712	.387	.426
Distributions
Dividends from Net Investment Income	(.506)	(.510)	(.521)	(.527)	(.544)
Distributions from Realized Capital Gains	—	(.036)	(.081)	(.100)	(.092)
Total Distributions	(.506)	(.546)	(.602)	(.627)	(.636)
Net Asset Value, End of Period	$10.96	$11.88	$12.11	$12.00	$12.24

Total Return[1]	–3.61%	2.71%	6.13%	3.20%	3.51%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$782	$721	$595	$527	$499
Ratio of Total Expenses to
Average Net Assets	0.13%	0.13%	0.14%	0.14%	0.14%
Ratio of Net Investment Income to
Average Net Assets	4.36%	4.30%	4.37%	4.32%	4.42%
Portfolio Turnover Rate	23%	16%	13%	22%	18%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Ohio Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of Ohio.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended November 30, 2005–2008), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At November 30, 2008, the fund had contributed capital of $82,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.08% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Ohio Long-Term Tax-Exempt Fund

C. The fund’s investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund’s management and administrative expenses. The fund’s custodian bank has also agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended November 30, 2008, these arrangements reduced the fund’s management and administrative expenses by $11,000 and custodian fees by $4,000. The total expense reduction represented an effective annual rate of 0.00% of the fund’s average net assets.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

For tax purposes, at November 30, 2008, the fund had available realized losses of $6,798,000 to offset future net capital gains of $1,647,000 through November 30, 2015, and $5,151,000 through November 30, 2016.

The fund had realized losses totaling $254,000 through November 30, 2008, which are deferred for tax purposes and reduce the amount of unrealized appreciation on investment securities for tax purposes.

At November 30, 2008, the cost of investment securities for tax purposes was $816,308,000. Net unrealized depreciation of investment securities for tax purposes was $44,559,000, consisting of unrealized gains of $13,613,000 on securities that had risen in value since their purchase and $58,172,000 in unrealized losses on securities that had fallen in value since their purchase.

At November 30, 2008, the aggregate settlement value of open futures contracts expiring in March 2009 and the related unrealized appreciation (depreciation) were:

			($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
10-Year U.S. Treasury Note	(163)	19,718	(448)
30-Year U.S. Treasury Bond	(78)	9,944	(323)

Unrealized appreciation (depreciation) on open futures contacts is required to be treated as realized gain (loss) for tax purposes.

E. During the year ended November 30, 2008, the fund purchased $288,969,000 of investment securities and sold $171,790,000 of investment securities, other than temporary cash investments.

Ohio Long-Term Tax-Exempt Fund

F. Capital shares issued and redeemed were:

	Year Ended November 30,
	2008	2007
	Shares	Shares
	(000)	(000)
Issued	22,482	18,054
Issued in Lieu of Cash Distributions	2,092	1,818
Redeemed	(13,872)	(8,315)
Net Increase (Decrease) in Shares Outstanding	10,702	11,557

G. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of November 30, 2008, based on the inputs used to value them:

	Investments	Futures
	in Securities	Contracts
Valuation Inputs	($000)	($000)
Level 1—Quoted prices	—	(771)
Level 2—Other significant observable inputs	771,749	—
Level 3—Significant unobservable inputs	—	—
Total	771,749	(771)

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Ohio Tax-Free Funds and the Shareholders of Vanguard Ohio Tax-Exempt Money Market Fund and Vanguard Ohio Long-Term Tax-Exempt Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Ohio Tax-Exempt Money Market Fund and Vanguard Ohio Long-Term Tax-Exempt Fund (constituting Vanguard Ohio Tax-Free Funds, hereafter referred to as the “Funds”) at November 30, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2008 by correspondence with the custodian and broker, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

January 20, 2009

Special 2008 tax information (unaudited) for Vanguard Ohio Tax-Exempt Funds

This information for the fiscal year ended November 30, 2008, is included pursuant to provisions of the Internal Revenue Code.

Each fund designates 100% of its income dividends as exempt-interest dividends.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended November 30, 2008
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Ohio Tax-Exempt Fund	5/31/2008	11/30/2008	Period[1]
Based on Actual Fund Return
Money Market	$1,000.00	$1,010.94	$0.60
Long-Term	1,000.00	951.37	0.68
Based on Hypothetical 5% Yearly Return
Money Market	$1,000.00	$1,024.47	$0.61
Long-Term	1,000.00	1,024.37	0.71

1 The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are 0.12% for the Ohio Tax-Exempt Money Market Fund and 0.14% for the Ohio Long-Term Tax-Exempt Fund. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with AAA indicating the most creditworthy bond issuers and MIG-1, A-1+, SP-1+, and F-1+ indicating the most creditworthy issuers of money market securities.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 156 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Chairman of the Board and Interested Trustee	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
Occupation(s) During the Past Five Years: Chairman,
John J. Brennan[1]	President, and Chief Executive Officer of Rohm and
Born 1954. Trustee Since May 1987. Chairman of	Haas Co. (chemicals); Board Member of the American
the Board. Principal Occupation(s) During the Past Five	Chemistry Council; Director of Tyco International, Ltd.
Years: Chairman of the Board and Director/Trustee of	(diversified manufacturing and services), since 2005.
The Vanguard Group, Inc., and of each of the investment
companies served by The Vanguard Group; Chief
Executive Officer and President of The Vanguard Group	Amy Gutmann
and of each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group (1996–2008).	Occupation(s) During the Past Five Years: President of
the University of Pennsylvania since 2004; Professor in
the School of Arts and Sciences, Annenberg School for
Independent Trustees	Communication, and Graduate School of Education of
the University of Pennsylvania since 2004; Provost
(2001–2004) and Laurance S. Rockefeller Professor of
Charles D. Ellis	Politics and the University Center for Human Values
Born 1937. Trustee Since January 2001. Principal	(1990–2004), Princeton University; Director of Carnegie
Occupation(s) During the Past Five Years: Applecore	Corporation of New York since 2005 and of Schuylkill
Partners (pro bono ventures in education); Senior	River Development Corporation and Greater Philadelphia
Advisor to Greenwich Associates (international business	Chamber of Commerce since 2004; Trustee of the
strategy consulting); Successor Trustee of Yale University;	National Constitution Center since 2007.
Overseer of the Stern School of Business at New York
University; Trustee of the Whitehead Institute for
Biomedical Research.	JoAnn Heffernan Heisen
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Retired
Emerson U. Fullwood	Corporate Vice President, Chief Global Diversity Officer,
Born 1948. Trustee Since January 2008. Principal	and Member of the Executive Committee of Johnson &
Occupation(s) During the Past Five Years: Retired	Johnson (pharmaceuticals/consumer products); Vice
Executive Chief Staff and Marketing Officer for	President and Chief Information Officer (1997–2005)
North America and Corporate Vice President of	of Johnson & Johnson; Director of the University
Xerox Corporation (photocopiers and printers);	Medical Center at Princeton and Women’s Research
Director of SPX Corporation (multi-industry	and Education Institute.
manufacturing), of the United Way of Rochester,
and of the Boy Scouts of America.

André F. Perold	F. William McNabb III[1]
Born 1952. Trustee Since December 2004. Principal	Born 1957. Chief Executive Officer Since August 2008.
Occupation(s) During the Past Five Years: George Gund	President Since March 2008. Principal Occupation(s)
Professor of Finance and Banking, Senior Associate	During the Past Five Years: Chief Executive Officer,
Dean, and Director of Faculty Recruiting, Harvard	Director, and President of The Vanguard Group, Inc.,
Business School; Director and Chairman of UNX, Inc.	since 2008; Chief Executive Officer and President of
(equities trading firm); Chair of the Investment	each of the investment companies served by The
Committee of HighVista Strategies LLC (private	Vanguard Group since 2008; Director of Vanguard
investment firm) since 2005.	Marketing Corporation; Managing Director of The
Vanguard Group (1995–2008).

Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Heidi Stam[1]
Occupation(s) During the Past Five Years: Chairman,	Born 1956. Secretary Since July 2005. Principal
President, Chief Executive Officer, and Director of	Occupation(s) During the Past Five Years: Managing
NACCO Industries, Inc. (forklift trucks/housewares/	Director of The Vanguard Group, Inc., since 2006;
lignite); Director of Goodrich Corporation (industrial	General Counsel of The Vanguard Group since 2005;
products/aircraft systems and services).	Secretary of The Vanguard Group and of each of the
investment companies served by The Vanguard Group
since 2005; Director and Senior Vice President of
J. Lawrence Wilson	Vanguard Marketing Corporation since 2005; Principal
Born 1936. Trustee Since April 1985. Principal	of The Vanguard Group (1997–2006).
Occupation(s) During the Past Five Years: Retired
Chairman and Chief Executive Officer of Rohm and
Haas Co. (chemicals); Director of Cummins Inc. (diesel	Vanguard Senior Management Team
engines) and AmerisourceBergen Corp. (pharmaceutical
distribution); Trustee of Vanderbilt University and of
Culver Educational Foundation.	R. Gregory Barton	James M. Norris
	Mortimer J. Buckley	Ralph K. Packard
	Kathleen C. Gubanich	Glenn W. Reed
Executive Officers	Paul A. Heller	George U. Sauter
Michael S. Miller

Thomas J. Higgins[1]
Born 1957. Chief Financial Officer Since September	Founder
2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Financial Officer of each of the investment companies	John C. Bogle
served by The Vanguard Group since 2008; Treasurer	Chairman and Chief Executive Officer, 1974–1996
of each of the investment companies served by The
Vanguard Group (1998–2008).

Kathryn J. Hyatt[1]
Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal of
The Vanguard Group, Inc.; Treasurer of each of the
investment companies served by The Vanguard
Group since 2008; Assistant Treasurer of each of the
investment companies served by The Vanguard Group
(1988–2008).

1 These individuals are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.
Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036	You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
Text Telephone for People	and searching for “proxy voting guidelines,” or by
With Hearing Impairment > 800-952-3335	calling Vanguard at 800-662-2739. The guidelines are
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Q960 012009

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, Alfred M. Rankin, Jr., and J. Lawrence Wilson.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended November 30, 2008: $41,000

Fiscal Year Ended November 30, 2007: $39,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended November 30, 2008: $3,055,590

Fiscal Year Ended November 30, 2007: $2,835,320

(b) Audit-Related Fees.

Fiscal Year Ended November 30, 2008: $626,240

Fiscal Year Ended November 30, 2007: $630,400

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c) Tax Fees.

Fiscal Year Ended November 30, 2008: $230,400

Fiscal Year Ended November 30, 2007: $215,900

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d) All Other Fees.

Fiscal Year Ended November 30, 2008: $0

Fiscal Year Ended November 30, 2007: $0

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended November 30, 2008: $230,400

Fiscal Year Ended November 30, 2007: $215,900

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not Applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a)	Code of Ethics.
(b)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD OHIO TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD OHIO TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 16, 2009

VANGUARD OHIO TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: January 16, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.